Stock-Based Compensation - Summary of unvested shares (Details) - Forge Nano, Inc. - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended	12 Months Ended
	Aug. 08, 2022	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Number of Options
Unvested at beginning of the period		132,228	152,247	59,259
Granted	82,512	164,657	102,974	150,161
Vested		(101,980)	(110,030)	(51,419)
Forfeited		(1,028)	(12,963)	(5,754)
Unvested at ending of the period		193,877	132,228	152,247
Unvested at beginning of the period		$ 51.87	$ 30.72	$ 20.09
Granted	$ 96.95	102.71	165.43	31.56
Vested		108.3	130.41	21.77
Forfeited		66.43	38.97	22.55
Unvested at ending of the period		65.29	51.87	30.72
Weighted-average Grant-date Fair Value
Unvested at beginning of the period		22.97	12.97	8.68
Granted		20.1	20.78	13.18
Vested		4.48	7.9	8.91
Forfeited		31.67	16.1	10.39
Unvested at ending of the period		$ 30.61	$ 22.97	$ 12.97
Weighted remaining contractual term of vested shares		1 year 11 months 4 days	7 years 10 months 24 days	7 years 1 month 17 days
Aggregate intrinsic value of vested shares		$ 585	$ 3,274	$ 823